Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Earnings for the year	£ 380	£ 244	£ 178
Non-controlling interest	(2)	(2)	(1)
Earnings attributable to equity shareholders	£ 378	£ 242	£ 177
Weighted average number of shares (millions)	711.5	738.1	754.1
Effect of dilutive share options (millions)	5.8	3.9	5.0
Weighted average number of shares (millions) for diluted earnings	717.3	742.0	759.1
Earnings per share (in pence per share)
Basic	£ 0.531	£ 0.328	£ 0.235
Diluted	£ 0.527	£ 0.326	£ 0.233